Prepayments, Deposits and Other Assets, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances and deposits to suppliers	$ 596,437	$ 178,224
Prepaid expenses	280,290	29,484
Advances to employees	164,910	567,934
Unbilled receivables	148,329
Note receivables	60,842	114,979
Deferred contract costs		466,117
Less: allowance for doubtful accounts	(147)	(6,149)
Prepayments deposits and other assets	1,250,661	1,350,589
Less: Long term portion	(222,507)	(119,372)
Prepayments, deposits and other assets - current portion	$ 1,028,154	$ 1,231,217